UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
           --------------------------------------------------
Address:   7 Clifford Street
           --------------------------------------------------
           London W1S 2WE
           --------------------------------------------------
              England
           --------------------------------------------------

Form 13F File Number:      028-11900
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joe O'Flynn
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     +44 207 440 2397
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Joe O'Flynn                 London, England             5/15/07
       ------------------------   -----------------------------   -----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            1
                                               -------------

Form 13F Information Table Value Total:        399,738
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                     Form 13F INFORMATION TABLE



      COLUMN 1         COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8
------------------- --------------- ----------- --------- ------------------ ----------  ---------  ----------------
                                                 VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT    PRN CALL DISCRETION  MANAGERS  SOLE SHARED NONE
--------------------------------------------------------------------------------------------------------------------
CEMEX SAB DE CV      SPON ADR 5 ORD  151290889  399,738   12,205,740  SH        SOLE       N/A      12,205,740





The following Form 13F Information Table updates the foregoing information for the quarter ended March 31, 2007 to include shares acquired and disposed of after March 31, 2007 and reports such information as of May 14, 2007.

CEMEX SAB DE CV       SPON ADR 5 ORD  151290889  224,807  6,606,133 SH      SOLE      N/A          6,606,133
CSX CORP              COM             126408103  798,907 17,796,998 SH      SOLE      N/A         17,796,998
NORFOLK SOUTHERN
CORP                  COM             655844108  236,980  4,315,000 SH      SOLE      N/A          4,315,000
UNION PAC CORP        COM             907818108  251,257  2,140,000 SH      SOLE      N/A          2,140,000
